Unpaid Claims - Summary of Cumulative Incurred Claims (Details) $ in Thousands	Dec. 31, 2020 USD ($) Number	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Details Of Liability For Claims Incurred And Reported And Not Reported [Line Items]
Reported Claims	$ 1,552,841
Total IBNR	$ 103,976
Number of reported claims | Number	4,359,205
2018 and prior [Member]
Disclosure Details Of Liability For Claims Incurred And Reported And Not Reported [Line Items]
Total IBNR	$ 2
Number of reported claims | Number	1,737,684
2019 [Member]
Disclosure Details Of Liability For Claims Incurred And Reported And Not Reported [Line Items]
Total IBNR	$ 1,130
Number of reported claims | Number	1,188,472
2020 [Member]
Disclosure Details Of Liability For Claims Incurred And Reported And Not Reported [Line Items]
Total IBNR	$ 102,844
Number of reported claims | Number	1,433,049
Cumulative Liability Year One [Member]
Disclosure Details Of Liability For Claims Incurred And Reported And Not Reported [Line Items]
Reported Claims			$ 552,456
Cumulative Liability Year One [Member] | 2018 and prior [Member]
Disclosure Details Of Liability For Claims Incurred And Reported And Not Reported [Line Items]
Reported Claims			$ 552,456
Cumulative Liability Year Two [Member]
Disclosure Details Of Liability For Claims Incurred And Reported And Not Reported [Line Items]
Reported Claims		$ 962,373
Cumulative Liability Year Two [Member] | 2018 and prior [Member]
Disclosure Details Of Liability For Claims Incurred And Reported And Not Reported [Line Items]
Reported Claims		549,678
Cumulative Liability Year Two [Member] | 2019 [Member]
Disclosure Details Of Liability For Claims Incurred And Reported And Not Reported [Line Items]
Reported Claims		$ 412,695
Cumulative Liability Year Three [Member]
Disclosure Details Of Liability For Claims Incurred And Reported And Not Reported [Line Items]
Reported Claims	$ 1,552,841
Cumulative Liability Year Three [Member] | 2018 and prior [Member]
Disclosure Details Of Liability For Claims Incurred And Reported And Not Reported [Line Items]
Reported Claims	549,649
Cumulative Liability Year Three [Member] | 2019 [Member]
Disclosure Details Of Liability For Claims Incurred And Reported And Not Reported [Line Items]
Reported Claims	399,009
Cumulative Liability Year Three [Member] | 2020 [Member]
Disclosure Details Of Liability For Claims Incurred And Reported And Not Reported [Line Items]
Reported Claims	$ 604,183